Short-term investments (Details 1) - CNY (¥)	Jun. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Marketable securities	¥ 1,315,644,112	¥ 725,664,686
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities	1,315,644,112	725,664,686
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities